UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 71.2%
DIVERSIFIED 5.8%
Colonial Properties Trust	347,100	$11,905,530
Entertainment Properties Trust	146,700	7,452,360
iStar Financial	990,000	33,650,100
Vornado Realty Trust	221,900	24,264,765
		77,272,755
HEALTH CARE 15.9%
HCP(a)	1,757,800	58,306,226
Health Care REIT	1,745,600	77,225,344
Nationwide Health Properties	1,362,200	41,043,086
Omega Healthcare Investors	325,700	5,058,121
Senior Housing Properties Trust	736,677	16,251,095
Ventas	335,000	13,869,000
		211,752,872
HOTEL 3.7%
DiamondRock Hospitality Co.	612,900	10,670,589
Hospitality Properties Trust	597,400	24,284,310
Strategic Hotels & Resorts	695,400	14,318,286
		49,273,185
INDUSTRIAL 3.5%
DCT Industrial Trust	1,575,200	16,492,344
First Industrial Realty Trust	247,400	9,616,438
ING Industrial Fund (Australia)	5,318,500	13,355,820
ProLogis European Properties (Netherlands)	409,000	6,911,079
		46,375,681
MORTGAGE 1.7%
Annaly Capital Management	466,162	7,425,961
Gramercy Capital Corp.	200,000	5,034,000
Newcastle Investment Corp.	585,650	10,319,153
		22,779,114

	Number of Shares	Value

OFFICE 13.4%
BioMed Realty Trust	319,488	$7,699,661
Brandywine Realty Trust	787,800	19,939,218
Derwent London PLC (United Kingdom)	216,200	7,413,699
Highwoods Properties	910,200	33,377,034
HRPT Properties Trust	947,200	9,367,808
ING Office Fund (Australia)	4,736,303	7,480,910
Mack-Cali Realty Corp.	1,273,400	52,336,740
Maguire Properties	1,286,100	33,219,963
Mapeley Ltd. (United Kingdom)	58,600	2,529,795
Parkway Properties	114,500	5,054,030
		178,418,858
OFFICE/INDUSTRIAL 5.1%
EastGroup Properties	115,000	5,204,900
First Potomac Realty Trust	219,531	4,785,776
Liberty Property Trust	1,196,000	48,091,160
Mission West Properties	778,800	9,462,420
		67,544,256
RESIDENTIAL—APARTMENT 11.4%
American Campus Communities	305,800	8,956,882
Apartment Investment & Management Co.	494,700	22,325,811
Camden Property Trust	556,800	35,774,400
Education Realty Trust	470,300	6,349,050
GMH Communities Trust	451,700	3,500,675
Home Properties	701,120	36,584,441
Mid-America Apartment Communities	402,500	20,064,625
UDR	762,100	18,534,272
		152,090,156
SELF STORAGE 2.1%
Extra Space Storage	315,700	4,858,623
Sovran Self Storage	413,200	18,941,088

	Number of Shares	Value

U-Store-It Trust	362,600	$4,786,320
		28,586,031
SHOPPING CENTER 8.6%
COMMUNITY CENTER 4.0%
Cedar Shopping Centers	626,100	8,527,482
Developers Diversified Realty Corp.	479,200	26,772,904
Inland Real Estate Corp.	395,700	6,129,393
Ramco-Gershenson Properties Trust	390,000	12,183,600
		53,613,379
REGIONAL MALL 4.6%
Glimcher Realty Trust	1,780,500	41,841,750
Macerich Co.	215,200	18,847,216
		60,688,966
TOTAL SHOPPING CENTER		114,302,345
TOTAL COMMON STOCK (Identified cost—$729,521,684)		948,395,253

PREFERRED SECURITIES—$25 PAR VALUE 37.5%
BANK 6.3%
BAC Capital Trust II, 7.00%, due 2/1/32, Series V	100,000	2,482,000
BAC Capital Trust III, 7.00%, due 8/15/32, Series X	117,900	2,930,994
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C	749,971	18,899,269
Bank of America Corp., 5.908%, Series E (FRN)	100,000	2,364,000
Bank of America Corp., 6.625%, Series I	73,000	1,832,300
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)	301,048	7,372,666
Citigroup Capital XIV, 6.875%,due 6/30/66 (TruPS)	90,000	2,241,000
Citigroup Capital XV, 6.50%, due 9/15/66 (TruPS)	11,433	268,904
Cobank ACB, 7.00%, 144A, ($50 par value)(b),(e)	160,000	7,840,000
Colonial Capital Trust IV, 7.875%, due 10/1/33	331,980	8,216,505
Indymac Bank FSB, 8.50%, due 5/29/49, 144A(b)	357,000	6,247,500
Sovereign Capital Trust V, 7.75%, due 5/22/36	78,500	1,978,200
U.S. Bancorp Capital XI, 6.60%, due 9/15/66	90,800	2,131,984

	Number of Shares	Value

Wachovia Capital Trust IX, 6.375%, due 6/1/67	40,000	$922,800
Wachovia Corp., 7.25%, Series A	336,000	8,749,440
Wells Fargo Capital Trust IV, 7.00%, due 9/1/31	370,000	9,216,700
		83,694,262
BANK—FOREIGN 3.6%
Barclays Bank PLC, 7.10%, Series 3	72,000	1,810,800
Northern Rock PLC, 8.00%, Series A	48,487	484,870
Royal Bank of Scotland Group PLC, 7.25%, Series H	27,450	686,250
Royal Bank of Scotland Group PLC, 7.25%, Series T(c)	397,000	9,944,850
Santander Finance Preferred, 6.189%, (FRN), 144A(b)	200,000	4,180,000
Santander Finance Preferred, 6.80%, 144A(b)	1,129,000	26,178,688
Santander Finance Preferred, 6.50%, 144A(b)	200,000	4,362,500
		47,647,958
ELECTRIC—INTEGRATED 4.0%
DTE Energy Trust II, 7.50%, due 6/1/44	84,700	2,149,686
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	363,200	8,862,080
FPL Group Capital, 6.60%, due 10/1/66, Series A	360,225	8,695,831
FPL Group Capital, 7.45%, due 9/1/67, Series E	482,600	12,354,560
PPL Energy Supply LLC, 7.00%, due 7/15/46	745,000	18,364,250
PSEG Funding Trust II, 8.75%, due 12/31/32	111,900	2,820,999
		53,247,406
FINANCE 2.5%
CREDIT CARD 0.1%
Capital One Capital II, 7.50%, due 6/15/66 (TruPS)	58,500	1,441,440

DIVERSIFIED FINANCIAL SERVICES 1.4%
Citigroup Capital XIX, 7.25%, due 8/15/67	568,300	14,542,797
Deutsche Bank Contingent Capital Trust II, 6.55%	100,000	2,385,000
Freddie Mac, 6.55%, Series Y	60,000	1,506,600
		18,434,397
INVESTMENT BANKER/BROKER 0.6%
JP Morgan Chase Capital X, 7.00%, due 2/15/32	110,000	2,733,500
JP Morgan Chase Capital XXIV, 6.875%, due 8/1/77, Series X	80,000	1,998,400

	Number of Shares	Value

Merrill Lynch & Co., 6.00%, Series 5 (FRN)	149,100	$3,421,845
		8,153,745
MORTGAGE LOAN/BROKER 0.4%
Countrywide Capital V, 7.00%	267,285	5,145,236
TOTAL FINANCE		33,174,818

GAS—DISTRIBUTION 1.4%
Southern Union Co., 7.55%, Series A(d)	140,000	3,537,800
Southwest Gas Capital Trust II, 7.70%, due 9/15/43	600,000	15,450,000
		18,987,800
INSURANCE 3.5%
LIFE/HEALTH INSURANCE 0.4%
Delphi Financial Group, 7.376%, due 5/15/37	205,000	4,776,500
MULTI-LINE-FOREIGN 1.2%
ING Groep N.V., 7.05%	73,490	1,776,988
ING Groep N.V., 7.20%	61,580	1,499,473
ING Groep N.V., 7.375%(c)	497,900	12,347,920
		15,624,381
PROPERTY CASUALTY 0.7%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	425,000	9,940,750
PROPERTY CASUALTY—FOREIGN 0.8%
ACE Ltd., 7.80%, Series C	85,940	2,196,626
Arch Capital Group Ltd., 8.00%	177,200	4,527,460
Arch Capital Group Ltd., 7.875%, Series B	90,443	2,265,597
XL Capital Ltd., 7.625%, Series B	78,920	1,959,584
		10,949,267
REINSURANCE—FOREIGN 0.4%
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	3,824,000
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	20,000	2,008,666
		5,832,666
TOTAL INSURANCE		47,123,564

	Number of Shares	Value

MEDIA—DIVERSIFIED SERVICES 4.0%
AOL Time Warner, 7.625%, due 5/1/32, Series A-1 (CABCO)	133,600	$3,414,816
CBS Corp., 7.25%, due 6/30/51	220,000	5,493,400
Comcast Corp., 6.625%, due 5/15/56	249,685	5,857,610
Comcast Corp., 7.00%, due 5/15/55	702,900	17,713,080
Comcast Corp., 7.00%, due 9/15/55	747,944	18,661,203
Viacom, 6.85%, due 12/5/55	62,740	1,495,722
		52,635,831
OIL—EXPLORATION AND PRODUCTION 1.1%
Nexen, 7.35%, due 11/1/43, Series B	599,760	14,994,000

PHARMACEUTICALS 0.0%
Bristol Meyers Squibb, 6.80%, due 8/1/97 (CORTS)	20,000	490,200

REAL ESTATE 9.5%
DIVERSIFIED 2.0%
Digital Realty Trust, 8.50%, Series A	29,000	741,240
Digital Realty Trust, 7.875%, Series B	46,900	1,139,670
Duke Realty Corp., 6.95%, Series M	157,600	3,679,960
Duke Realty Corp., 7.25%, Series N	192,900	4,716,405
iStar Financial, 7.875%, Series E	400,000	9,256,000
iStar Financial, 7.80%, Series F	183,600	4,182,408
iStar Financial, 7.65%, Series G	80,000	1,828,000
Vornado Realty Trust, 6.75%, Series H	60,000	1,347,600
		26,891,283
HEALTH CARE 0.6%
Health Care REIT, 7.875%, Series D	115,000	2,896,850
Health Care REIT, 7.625%, Series F	21,400	529,008
Omega Healthcare Investors, 8.375%, Series D	200,000	4,952,000
		8,377,858
HOTEL 0.2%
Strategic Hotels & Resorts, 8.25%, Series B	85,000	2,036,600
INDUSTRIAL 0.4%
AMB Property Corp., 6.85%, Series P	98,000	2,311,820

	Number of Shares	Value

First Industrial Realty Trust, 7.25%, Series J	150,000	$3,580,500
		5,892,320
OFFICE 1.7%
BioMed Realty Trust, 7.375%, Series A	55,000	1,278,750
Cousins Properties, 7.75%, Series A	457,500	11,366,588
Kilroy Realty Corp., 7.80%, Series E	100,000	2,469,500
Maguire Properties, 7.625%, Series A	134,755	2,898,580
SL Green Realty Corp., 7.625%, Series C	100,000	2,445,000
SL Green Realty Corp., 7.875%, Series D	60,000	1,513,200
		21,971,618
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H	108,864	2,449,440
PS Business Parks, 7.95%, Series K	88,000	2,213,200
PS Business Parks, 7.20%, Series M	25,000	581,500
		5,244,140
RESIDENTIAL—APARTMENT 1.2%
Apartment Investment & Management Co., 8.00%, Series T	93,700	2,319,075
Apartment Investment & Management Co., 8.00%, Series V	101,000	2,491,670
Apartment Investment & Management Co., 7.875%, Series Y	110,000	2,721,400
Mid-America Apartment Communities, 8.30%, Series H	332,300	8,307,500
		15,839,645
SELF STORAGE 1.6%
Public Storage, 7.25%, Series I	435,027	10,688,613
Public Storage, 7.25%, Series K	348,000	8,491,200
Public Storage, 6.625%, Series M	120,000	2,658,000
		21,837,813
SHOPPING CENTER 1.4%
COMMUNITY CENTER 0.6%
Developers Diversified Realty Corp., 8.00%, Series G	38,700	979,884
Developers Diversified Realty Corp., 7.50%, Series I	62,720	1,505,280
Regency Centers Corp., 7.25%, Series D	160,200	3,904,074

	Number of Shares	Value

Saul Centers, 8.00%, Series A	69,400	$1,700,994
		8,090,232
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.75%, Series C	69,000	1,707,750
Glimcher Realty Trust, 8.75%, Series F	171,000	4,150,170
Glimcher Realty Trust, 8.125%, Series G	173,800	4,087,776
		9,945,696
TOTAL SHOPPING CENTER		18,035,928
TOTAL REAL ESTATE		126,127,205

TELECOMMUNICATION SERVICES 1.6%
AT&T, 6.375%, due 2/15/56	256,600	6,112,212
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	253,605	5,982,542
United States Cellular Corp., 7.50%, due 6/15/34	166,300	3,916,365
Verizon New England, 7.00%, due 5/15/42, Series B	200,400	4,979,940
		20,991,059
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$514,948,158)		499,114,103

PREFERRED SECURITIES—CAPITAL SECURITIES 34.5%
AUTO—FOREIGN 1.7%
Porsche International Finance PLC, 7.20%, due 2/28/49	22,000,000	22,214,500

BANK 7.6%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(b)	26,100,000	25,733,478
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(b)	5,000,000	5,044,185
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	10,000,000	10,856,250
BB&T Capital Trust IV, 6.82%, due 6/12/77	5,000,000	4,849,180
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(b)	6,000,000	5,799,396
Comerica Capital Trust II, 6.576%, due 2/20/37	6,000,000	5,437,014
PNC Preferred Funding Trust, 6.517%, due 12/31/49, 144A(b)	5,000,000	5,024,080
Regions Financing Trust II, 6.625%, due 5/15/47	9,500,000	9,013,049
Roslyn Real Estate Asset Corp., 8.881%, due 9/30/08, Series D (FRN)(e)	80	7,890,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36	15,000,000	15,874,995

	Number of Shares	Value

Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A(b)	7,000,000	$6,228,950
		101,750,577
BANK—FOREIGN 5.4%
BNP Paribas, 7.195%, 144A(b)	23,000,000	22,945,973
CA Preferred Funding Trust II, 7.00%, (Eurobond)	9,000,000	8,888,724
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.75%, due 1/27/49	7,000,000	6,612,368
Credit Agricole SA/London, 6.637%, 144A(b)	5,000,000	4,705,795
HBOS Capital Funding LP, 6.85%	2,000,000	1,910,176
HBOS PLC, 6.657%, 144A(b)	4,000,000	3,638,696
HSBC Capital Funding LP, 10.176%, 144A(b)	3,680,000	4,940,554
Northern Rock PLC, 6.594%, 144A(b)	5,000,000	3,505,620
RBS Capital Trust B, 6.80%	2,000,000	1,920,800
Shinsei Finance II, 7.16%, 144A(b)	4,000,000	3,490,800
Standard Chartered PLC, 7.014%, 144A(b)	9,500,000	9,045,577
		71,605,083
ELECTRIC—INTEGRATED 1.5%
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,408,357
Entergy Louisiana LLC, 6.95%, 144A(b)	40,000	4,000,000
FPL Group Capital, 6.65%, due 6/15/67	2,000,000	1,930,072
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,812,260
Wisconsin Energy Corp., 6.25%, due 5/15/67	6,000,000	5,666,658
		19,817,347
FINANCE 6.5%
CREDIT CARD 0.9%
Capital One Capital III, 7.686%, due 8/15/36	12,000,000	11,824,368

DIVERSIFIED FINANCIAL SERVICES 3.6%
Old Mutual Capital Funding, 8.00%, (Eurobond)	22,200,000	22,586,280
QBE Capital Funding II LP, 6.797%, due 6/1/49, 144A(b)	6,000,000	5,893,668
Webster Capital Trust IV, 7.65%, due 6/15/37	7,500,000	7,516,995

	Number of Shares	Value

ZFS Finance USA Trust I, 6.50%, due 5/9/37, 144A(b)	1,500,000	$1,452,742
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(b)	10,500,000	10,157,469
		47,607,154
INVESTMENT BANKER/BROKER 2.0%
JP Morgan Chase Capital XIX, 6.625%, due 9/29/36, Series S	85,000	2,034,900
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	10,000,000	9,860,430
NBP Capital Trust III, 7.375%, due 10/29/49	15,000,000	14,625,225
		26,520,555
TOTAL FINANCE		85,952,077

FOOD 1.2%
Dairy Farmers of America, 7.875%, 144A(b),(c),(e)	75,000	7,275,000
Gruma S.A., 7.75%, due 12/29/49, 144A(b)	9,000,000	8,977,500
		16,252,500
INSURANCE 6.8%
FINANCIAL GUARANTEE 0.8%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(b)	11,000,000	10,195,020

LIFE/HEALTH INSURANCE 2.6%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b)	5,000,000	5,147,600
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b)	8,000,000	7,474,664
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)	15,000,000	14,639,355
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)	6,000,000	5,834,616
Lincoln National Corp., 7.00%, due 5/17/66	2,000,000	2,064,480
		35,160,715
MULTI-LINE 2.3%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	10,750,000	10,467,727
AXA, 7.10%, due 5/29/49, (Eurobond)	2,000,000	1,988,200
AXA SA, 6.379%, due 12/14/49, 144A(b)	2,000,000	1,808,874
AXA SA, 6.463%, due 12/31/49, 144A(b)	9,000,000	8,329,590
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b)	4,000,000	3,779,080

	Number of Shares	Value

USF&G Capital, 8.312%, due 7/1/46, 144A(b)	3,845,000	$4,566,533
		30,940,004
PROPERTY CASUALTY 1.1%
Everest Reinsurance Holdings, 6.60%, due 5/15/37	2,950,000	2,740,866
Progressive Corp. (The), 6.70%, due 6/15/37	8,000,000	7,775,072
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144A(b)	4,000,000	3,789,816
		14,305,754
TOTAL INSURANCE		90,601,493

NATURAL GAS-DISTRIBUTION 0.7%
TransCanada Pipelines Ltd., 6.35%, due 5/15/67	10,000,000	9,614,360

OIL—EXPLORATION AND PRODUCTION 0.9%
Pemex Project Funding Master Trust, 7.75%	12,000,000	12,225,000

PIPELINES 0.9%
Enterprise Products Operating LP, 7.034%, due 1/15/68	1,500,000	1,376,478
Enterprise Products Operating LP, 8.375%, due 8/1/66	10,600,000	10,911,089
		12,287,567
TELECOMMUNICATION SERVICES1.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)	12,954	14,190,812
Windstream Corp., 7.00%, due 3/15/19	3,000,000	2,940,000
		17,130,812
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$469,879,540)		459,451,316

	Principal Amount

CORPORATE BONDS 9.4%
BANK—FOREIGN 2.0%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(b)	$5,000,000	5,322,955
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(b)	8,000,000	8,164,320

	Principal Amount	Value

Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	$12,750,000	$13,248,525
		26,735,800
CELLULAR TELECOMMUNICATIONS 0.1%
Rogers Wireless Communications, 8.00%, due 12/15/12, 144A(b)	1,000,000	1,047,579

ELECTRIC—INTEGRATED 2.1%
Dominion Resources, 7.50%, due 6/30/66, Series A	12,350,000	12,582,056
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,464,000	2,557,124
FPL Group Capital, 7.30%, due 9/1/67, Series D	6,250,000	6,447,594
Puget Sound Energy, 6.974%, due 6/1/67, Series A	7,000,000	6,739,418
		28,326,192
FINANCE—INVESTMENT BANKER/BROKER 0.4%
Goldman Sachs Group (The), 6.75%, due 10/1/37(c)	2,000,000	2,003,600
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	3,000,000	3,014,163
		5,017,763
GAS UTILITIES 1.7%
Southern Union Co., 7.20%, due 11/1/66	22,000,000	22,210,298

MEDIA 0.7%
Cablevision Systems Corp., 8.00%, due 4/15/12	2,700,000	2,632,500
CSC Holdings, 7.625%, due 7/15/18	3,500,000	3,360,000
Rogers Cable, 8.75%, due 5/1/32	3,000,000	3,546,492
		9,538,992
PIPELINES 0.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	6,000,000	6,109,722

REAL ESTATE 0.3%
BF Saul REIT, 7.50%, due 3/1/14	5,000,000	4,675,000

		Principal Amount	Value
TELECOMMUNICATION SERVICES 1.6%
Citizens Communications Co., 7.125%, due 3/15/19		$8,000,000	$7,920,000
Citizens Communications Co., 9.00%, due 8/15/31		7,500,000	7,650,000
Embarq Corp., 7.995%, due 6/1/36		5,500,000	5,877,322
			21,447,322
TOTAL CORPORATE BONDS (Identified cost—$124,155,588)			125,108,668

COMMERCIAL PAPER 0.8%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$10,801,000)		10,801,000	10,801,000
TOTAL INVESTMENTS (Identified cost—$1,849,305,970)	153.4%		2,042,870,340

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		15,251,491

LIQUIDATION VALUE OF PREFERRED SHARES	(54.5)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $27.61 per share based on 48,251,666 shares of common stock outstanding)	100.0%		$1,332,121,831

Glossary of Portfolio Abbreviations

CABCO	Corporate Asset Backed Corporation
CORTS	Corporate Backed Trust Securities
FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	75,000 shares segregated as collateral for interest rate swap transactions.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.1% of net assets applicable to common shares.
(c)	Fair valued security. Aggregate holdings equal 2.4% of net assets applicable to common shares.
(d)	74,000 shares segregated as collateral for interest rate swap transactions.
(e)	Illiquid security. Aggregate holdings equal 2.5% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Appreciation
Merrill Lynch Derivative Products AG	$43,625,000	3.3200%	5.1363%	October 22, 2007	$58,502
Merrill Lynch Derivative Products AG	$58,500,000	3.2075%	5.7200%	October 2, 2008	982,805
Merrill Lynch Derivative Products AG	$20,000,000	3.4100%	5.8031%	January 13, 2009	330,379
Royal Bank of Canada	$43,250,000	3.4525%	5.7525%	September 16, 2008	567,226
UBS AG	$58,125,000	3.9900%	5.1313%	August 25, 2009	589,293
UBS AG	$58,125,000	4.3975%	5.1313%	August 25, 2010	285,813
UBS AG	$58,125,000	4.5950%	5.1313%	August 25, 2011	128,704
					$2,942,722

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,849,305,970

Gross unrealized appreciation	$241,786,334
Gross unrealized depreciation	(48,221,964)
Net unrealized appreciation	$193,564,370

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007